Proceeds from Exercise of Warrants for Preferred A-1 Shares - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Proceeds from Exercise of Warrants for Preferred Shares [Line Items]
Proceeds from exercise of warrants for preferred shares	$ 382	$ 570
Series A-1 Preferred Shares
Proceeds from Exercise of Warrants for Preferred Shares [Line Items]
Warrant exercise price per share	$ 7.81
Exercisable number of warrants for preferred shares	728,312
Proceeds from exercise of warrants for preferred shares	$ 952